EQUITY	6 Months Ended
Jun. 30, 2021
Equity [abstract]
EQUITY	EQUITY
The partnership’s capital structure is comprised of seven classes of partnership units: GP Units, LP Units, redeemable/exchangeable partnership units of the operating partnership (“Redeemable/Exchangeable Partnership Units”), special limited partnership units of the operating partnership (“Special LP Units”), limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP Units”), FV LTIP units of the operating partnership (“FV LTIP Units”) and BPYU Units. In addition, the partnership issued Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 in the first quarter of 2019, Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 in the third quarter of 2019 and Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 in the first quarter of 2020 (“Preferred Equity Units”).

a)General and limited partnership equity
GP Units entitle the holder to the right to govern the financial and operating policies of the partnership. The GP Units are entitled to a 1% general partnership interest.

LP Units entitle the holder to their proportionate share of distributions and are listed and publicly traded on the Nasdaq and the TSX. Each LP Unit entitles the holder thereof to one vote for the purposes of any approval at a meeting of limited partners, provided that holders of the Redeemable/Exchangeable Partnership Units that are exchanged for LP Units will only be entitled to a maximum number of votes in respect of the Redeemable/Exchangeable Partnership Units equal to 49% of the total voting power of all outstanding units.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	General partnership units		Limited partnership units
(Thousands of units)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Outstanding, beginning of period	139	139	435,980	439,802
Exchange LP Units exchanged		—	113	169
BPYU Units exchanged	—		5,647	11,580
Distribution Reinvestment Program	—	—	123	998
Issued under unit-based compensation plan	—	—	105	—
LP Units issued	—	—	—	59,497
Repurchase of LP Units	—	—	—	(76,066)
Outstanding, end of period	139	139	441,968	435,980

b)Units of the operating partnership held by Brookfield Asset Management

Redeemable/Exchangeable Partnership Units
There were 451,365,017 and 451,365,017 Redeemable/Exchangeable Partnership Units outstanding at June 30, 2021 and December 31, 2020, respectively.

Special limited partnership units
Brookfield Property Special L.P. is entitled to receive equity enhancement distributions and incentive distributions from the operating partnership as a result of its ownership of the Special LP Units.

There were 4,759,997 Special LP Units outstanding at June 30, 2021 and December 31, 2020.

c)Limited partnership units of Brookfield Office Properties Exchange LP (“Exchange LP”)
The Exchange LP Units are exchangeable at any time on a one-for-one basis, at the option of the holder, subject to their terms and applicable law, for LP Units. An Exchange LP Unit provides a holder thereof with economic terms that are substantially equivalent to those of a LP Unit. Subject to certain conditions and applicable law, Exchange LP will have the right, commencing June 9, 2021, to redeem all of the then outstanding Exchange LP Units at a price equal to the 20-day volume-weighted average trading price of an LP Unit plus all declared, payable, and unpaid distributions on such units.

The following table presents changes to the Exchange LP Units from the beginning of the year:

	Limited Partnership Units of Brookfield Office Properties Exchange LP
(Thousands of units)	Jun. 30, 2021	Dec. 31, 2020
Outstanding, beginning of period	2,714	2,883
Exchange LP Units exchanged(1)	(113)	(169)
Outstanding, end of period	2,601	2,714
(1)Exchange LP Units that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

d)FV LTIP Units
The partnership issued FV LTIP Units under the Brookfield Property Partners BPY FV LTIP Unit Plan to certain participants in the third quarter of 2019. Each FV LTIP unit will vest over a period of five years and is redeemable for LP Units, BPYU Units or a cash payment subject to a conversion adjustment. There were 1,824,879 and 1,899,661 FV LTIP Units outstanding at June 30, 2021 and December 31, 2020, respectively.
e)Class A shares of Brookfield Property REIT Inc.
BPYU Units were issued to former GGP Inc. (“GGP”) common shareholders who elected to receive BPYU Units as consideration, in connection with the August 28, 2018 closing of the partnership’s acquisition of all outstanding common shares of GGP not already owned by the partnership. Each BPYU Unit is structured to provide an economic return equivalent to an LP Unit. The holder of a BPYU Unit has the right, at any time, to request the unit be redeemed for cash equivalent to the value of an LP Unit. In the event the holder of a BPYU Unit exercises this right, the partnership has the right, at its sole discretion, to satisfy the redemption request with an LP Unit rather than cash. As a result, BPYU Units participate in earnings and distribution on a per unit basis equivalent to the per unit participation of LP Units. The partnership presents BPYU Units as a component of non-controlling interest.

The following table presents changes to the BPYU Units from the beginning of the year:

	Class A shares of Brookfield Property REIT Inc.
(Thousands of units)	Jun. 30, 2021	Dec. 31, 2020
Outstanding, beginning of period	39,127	64,025
BPYU Units exchanged(1)	(5,647)	(11,580)
Repurchases of BPYU Units	(842)	(13,396)
BPYU Units vested	377	84
Forfeitures	(6)	(6)
Outstanding, end of period(2)	33,009	39,127
(1)Represents BPYU Units that have been exchanged for LP Units. Refer to the Condensed Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of BPYU Units.
(2)In addition, there were 1,882,742 BPYU Units held in treasury as of June 30, 2021.

f)Preferred Equity Units
The partnership’s preferred equity consists of 7,360,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 1 at $25.00 per unit at a coupon rate of 6.5%, 10,000,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 2 at $25.00 per unit at a coupon rate of 6.375% and 11,500,000 Class A Cumulative Redeemable Perpetual Preferred Units, Series 3 at $25.00 per unit at a coupon rate of 5.75%. At June 30, 2021, Preferred Equity Units had a total carrying value of $699 million (December 31, 2020 - $699 million).

g)Distributions
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except per unit information)	2021	2020	2021	2020
Limited Partners	$—	$145	$145	$291
Holders of:
Redeemable/Exchangeable Partnership Units	—	145	150	287
Special LP Units	—	1	2	3
Exchange LP Units	—	1	1	2
FV LTIP Units	—	1	1	1
BPYU Units	—	20	13	40
Total	$—	$313	$312	$624
Per unit(1)	$0.3325	$0.3325	$0.3325	$0.6650
(1)Per unit outstanding on the distribution record date.
h)Earnings per unit
The partnership’s net income per LP Unit and weighted average units outstanding are calculated as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions, except unit information)	2021	2020	2021	2020
Net income (loss) attributable to limited partners	$148	$(586)	$274	$(814)
Income (loss) reallocation related to mandatorily convertible preferred shares	13	(47)	20	(64)
Less: Preferred unit dividends attributable to limited partners	(6)	(6)	(11)	(10)
Net income (loss) attributable to limited partners – basic	155	(639)	283	(888)
Dilutive effect of conversion of preferred shares and options	—	—	—	—
Net income (loss) attributable to limited partners – diluted	$155	$(639)	$283	$(888)

(in millions of units/shares)
Weighted average number of LP Units outstanding	437.7	437.6	436.9	439.1
Mandatorily convertible preferred shares	70.1	70.1	70.1	70.1
Weighted average number of LP Units - basic	507.8	507.7	507.0	509.2
Dilutive effect of the conversion of preferred shares and options(1)	—	—	—	—
Weighted average number of LP units outstanding - diluted	507.8	507.7	507.0	509.2
(1)There was no dilutive impact from options during the period as the average market price did not exceed the exercise price.